Income Taxes - Reconciliation of the Provision for Income Taxes From Continuing Operations (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of the provision for income taxes from continuing operations
Loss before taxes	$ (25,503,127)	$ (23,995,506)	$ (57,719,035)	$ (92,949,278)	$ (111,340,409)	$ (90,434,568)	$ (296,262,046)
Income tax benefit applying United States federal statutory rate of 34%					(37,855,739)	(30,747,753)	(100,729,096)
State taxes, net of federal benefit					(2,472,538)	(2,101,978)	(1,862,197)
Permanent differences
Accretion of preferred stock					2,869,489	81,399	24,846,275
Preferred stock dividends					128,850	80,860	1,201,830
Derivative fair value adjustment					(2,891,183)		51,189,560
Qualified stock option expense							754,640
Goodwill impairment						978,797
Life insurance proceeds						(2,380,000)
Other					87,336	110,030
Increase in valuation allowance					37,172,107	31,771,303	27,396,343
Change in effective tax rate - United States						2,333,139	(4,138,374)
Change in effective tax rate -foreign						266,728	406,760
Expiration/true up of NOL's					2,594,689
Rate difference between United States federal statutory rate and Netherlands statutory rate					366,989		2,241,933
Other						(392,525)	(2,430,781)
Income tax expense (benefit)							$ (1,123,107)